Summary of Counterparty Credit Exposure by Counterparty Credit Rating (Detail) $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($) Entity	Dec. 31, 2014 USD ($) Entity
Counterparty Credit Concentration Risk [Line Items]
Number of counter -parties | Entity	[1]	6	5
Notional Amount	[1],[2]	$ 27,230	$ 35,601
Credit exposure	[1],[2]	391	600
Exposure, net of collateral	[1],[2]	$ 391	$ 600
A+
Counterparty Credit Concentration Risk [Line Items]
Number of counter -parties | Entity	[1]	1	1
Notional Amount	[1],[2]	$ 11,800	$ 15,200
Credit exposure	[1],[2]	197	310
Exposure, net of collateral	[1],[2]	$ 197	$ 310
A
Counterparty Credit Concentration Risk [Line Items]
Number of counter -parties | Entity	[1]	3	2
Notional Amount	[1],[2]	$ 9,765	$ 4,500
Credit exposure	[1],[2]	125	110
Exposure, net of collateral	[1],[2]	$ 125	$ 110
BBB+
Counterparty Credit Concentration Risk [Line Items]
Number of counter -parties | Entity	[1]	2	1
Notional Amount	[1],[2]	$ 5,665	$ 10,901
Credit exposure	[1],[2]	69	158
Exposure, net of collateral	[1],[2]	$ 69	$ 158
BBB
Counterparty Credit Concentration Risk [Line Items]
Number of counter -parties | Entity	[1]	0	1
Notional Amount	[1],[2]	$ 0	$ 5,000
Credit exposure	[1],[2]	0	22
Exposure, net of collateral	[1],[2]	$ 0	$ 22

[1]	Rating is the lower of S&P or Moody's ratings.
[2]	Only OTC derivatives with a net positive fair value are included for each counterparty.